Trading assets (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of trading securities

		2018	2017
	Footnotes	$m	$m
Treasury and other eligible bills		22,674	17,532
Debt securities		130,539	107,486
Equity securities		60,896	99,260
Trading securities		214,109	224,278
Loans and advances to banks	1, 2	10,425	26,057
Loans and advances to customers	1, 2	13,596	37,660
Year ended 31 Dec	3	238,130	287,995

1	Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

2
Settlement accounts, cash collateral and margin receivables included within 'Loans and advances to banks' and 'Loans and advances to customers' were reclassified from ‘Trading assets’ to ‘Other assets’ on 1 January 2018 and comparative data was not restated. This reclassification was in accordance with IFRS 9.

3	Information regarding the effects of adoption of IFRS 9 can be found in Note 37.

Trading Securities[1]
		2018	2017
	Footnotes	$m	$m
US Treasury and US Government agencies	2	34,664	15,995
UK Government		9,710	9,540
Hong Kong Government		10,772	10,070
Other governments		66,530	58,858
Asset-backed securities	3	3,351	2,986
Corporate debt and other securities		28,186	27,569
Equity securities		60,896	99,260
At 31 Dec		214,109	224,278

1	Included within these figures are debt securities issued by banks and other financial institutions of $18,918m (2017: $18,585m), of which $2,367m (2017: $906m) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Treasury and US Government agencies.

		2018			2017
		Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value
	Footnotes	$m	$m	$m	$m
Securities		2,349	30,217	32,566	29,456
– treasury and other eligible bills		641	29	670	606
– debt securities		1,708	4,839	6,547	4,090
– equity securities		—	25,349	25,349	24,760
Loans and advances to banks and customers		—	7,717	7,717	8
Other		—	828	828	—
At 31 Dec	1	2,349	38,762	41,111	29,464

1	Information regarding the effects of adoption of IFRS 9 can be found in Note 37.

Securities[1]
		2018			2017
		Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value
	Footnotes	$m	$m	$m	$m
UK Government		—	—	—	17
Hong Kong Government		4	—	4	64
Other governments		673	713	1,386	1,247
Asset-backed securities	2	—	399	399	2
Corporate debt and other securities		1,672	3,756	5,428	3,366
Equities		—	25,349	25,349	24,760
At 31 Dec		2,349	30,217	32,566	29,456

1	Included within these figures are debt securities issued by banks and other financial institutions of $2,537m (2017: $1,621m), of which nil (2017: $0.4m) are guaranteed by various governments.

2	Excludes asset-backed securities included under US Treasury and US Government agencies.

Carrying amount of financial investments
		2018	2017
	Footnotes	$m	$m
Financial investments measured at fair value through other comprehensive income		344,767	N/A
– treasury and other eligible bills		96,642	N/A
– debt securities		246,371	N/A
– equity securities		1,657	N/A
– other instruments	1	97	N/A
Debt instruments measured at amortised cost	2	62,666	N/A
– treasury and other eligible bills		679	N/A
– debt securities		61,987	N/A
Available-for-sale securities at fair value		N/A	336,157
– treasury and other eligible bills		N/A	78,851
– debt securities		N/A	253,389
– equity securities		N/A	3,917
Held to maturity securities at amortised cost		N/A	52,919
– debt securities	2	N/A	52,919
At 31 Dec	3, 4	407,433	389,076

1	‘Other instruments’ comprises of loans and advances.

2	Fair value $62.1bn (2017: $54.1bn).

3
Categories of financial instruments are disclosed under IFRS 9 at 31 December 2018. These are not directly comparable with 31 December 2017, where the instruments were categorised in accordance with IAS 39.

4	Information regarding the effects of adoption of IFRS 9 can be found in Note 37.

Financial investments at amortised cost and fair value
		2018		2017
		Amortised cost	Fair value[1]	Amortised cost	Fair value[1]
	Footnotes	$m	$m	$m	$m
US Treasury		54,941	54,763	41,427	41,274
US Government agencies	2	21,058	20,580	18,691	18,494
US Government-sponsored entities	2	12,867	12,701	10,998	11,033
UK Government		20,576	21,083	17,817	18,538
Hong Kong Government		49,956	49,955	52,269	52,252
Other governments		142,495	144,099	134,766	136,414
Asset-backed securities	3	3,579	3,390	6,187	5,781
Corporate debt and other securities		97,286	98,419	99,136	102,540
Equities		1,353	1,657	2,989	3,917
At 31 Dec		404,111	406,647	384,280	390,243

1	Included within ‘fair value’ figures are debt securities issued by banks and other financial institutions of $56bn (2017: $67bn), of which $8bn (2017: $15bn) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Government agencies and sponsored entities.

Maturities of investments in debt securities at their carrying amount
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Debt securities measured at fair value through other comprehensive income	61,598	124,075	36,194	24,504	246,371
Debt securities measured at amortised cost	2,519	10,086	16,065	33,317	61,987
At 31 Dec 2018	64,117	134,161	52,259	57,821	308,358

Available-for-sale	63,896	122,113	37,292	30,088	253,389
Held to maturity	3,731	9,406	13,482	26,300	52,919
At 31 Dec 2017	67,627	131,519	50,774	56,388	306,308

Contractual maturities and weighted average yields of investment debt securities
	Up to 1 year		1 to 5 years		5 to 10 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Debt securities measured at fair value through other comprehensive income
US Treasury	947	1.6	33,220	2.1	14,396	2.3	2,376	3.1
US Government agencies	—	—	74	2.1	10	3.8	9,707	2.9
US Government-sponsored agencies	1,361	3.2	1,268	2.6	2,240	2.8	4,309	3.2
UK Government	856	0.9	5,988	1.1	5,472	0.6	859	4.4
Hong Kong Government	456	1.3	551	1.3	63	3.0	—	—
Other governments	45,390	1.5	48,549	2.8	8,701	2.3	1,489	2.6
Asset-backed securities	16	5.9	25	—	381	2.7	3,156	2.1
Corporate debt and other securities	12,312	1.8	32,893	2.0	4,563	2.3	2,574	3.1
Total amortised cost at 31 Dec 2018	61,338		122,568		35,826		24,470
Total carrying value	61,598		124,075		36,194		24,504
Debt instruments measured at amortised cost
US Treasury	34	4.2	53	4.8	1	1.0	152	4.0
US Government agencies	—	—	18	3.9	26	3.6	11,025	2.6
US Government-sponsored agencies	50	2.2	389	2.7	163	2.6	3,087	3.0
Hong Kong Government	8	4.9	24	1.6	9	1.3	7	1.5
Other governments	329	1.8	470	2.6	451	2.9	744	4.1
Asset-backed securities	—	—	—	—	—	—	2	7.4
Corporate debt and other securities	2,098	3.2	9,132	3.4	15,415	3.4	18,300	3.6
Total amortised cost at 31 Dec 2018	2,519		10,086		16,065		33,317
Total carrying value	2,519		10,086		16,065		33,317